Chesapeake Funding II LLC
Series 2015 A Notes
Receivable Agreed-Upon Procedures

Report To:
Element Financial Corporation
J.P. Morgan Chase Bank, N.A.
Barclays Capital Inc.
BNP Paribas
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Bank of Tokyo-Mitsubishi UFJ
Crédit Agricole Corporate and Investment Bank
CIBC World Markets Corp.
Deutsche Bank Securities Inc.
HSBC
Mizuho Bank, Ltd.
National Bank
RBC Capital Markets LLC
TD Securities (USA) LLC
BMO Capital Markets Corp.

16 December 2015

Element Financial Corporation

J.P. Morgan Chase Bank, N.A.
Barclays Capital Inc.
BNP Paribas
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Bank of Tokyo-Mitsubishi UFJ
Crédit Agricole Corporate and Investment Bank
CIBC World Markets Corp.
Deutsche Bank Securities Inc.
HSBC
Mizuho Bank, Ltd.
National Bank
RBC Capital Markets LLC
TD Securities (USA) LLC
BMO Capital Markets Corp.

Re:	Chesapeake Funding II LLC Series 2015-A Notes (the “Notes”) Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Chesapeake Funding II LLC   (the “Issuer”) and Element Financial Corporation (the “Sponsor”) in evaluating the accuracy of certain information with respect to a pool of automobile leases and loans and other lease information (the “Receivables”) relating to the Chesapeake Funding II LLC Series 2015-A Notes transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with the following information:

a.
An electronic data file labeled “US_ASSET_DATA_TAPE_AUG2015_PostClose.xlsb” (the “Provided Data Tape”), which the Sponsor, on behalf of the Issuer, indicated contains information as of 31 August 2015 (the “Cut-off Date”) on a population of automobile leases and loans (the “Statistical Receivables”) that are expected to be representative of the Receivables,

b.	Imaged copies of:
i.
Certain printed screen shots of the Manual Capping Screen, Billing Detail Inquiry Screen, and Management Billing Detail from the Sponsor’s lease/loan servicing system (collectively, the “Automobile Lease Documents”),

	ii.	The unit invoice, capitalization chart or evidence of cash disbursement in the instance where no unit invoice is available (the “Capitalized Cost Documents”),
	iii.	The certificate of title, vehicle registration or vehicle registration inquiry report or online registration title approval (collectively, the “Title”),
	iv.	The operating lease agreement, assumption agreement, purchase agreement or letter of intent (collectively, the “Master Lease Agreement”),
	v.	The rate schedule detailing the type of rate and benchmark or index rate to be applied (the “Rate Schedule”),
	vi.	The credit file and any amendments thereto (collectively, the “Credit File”),

vii.
The certificate indicating insurance coverage (the “Certificate of Insurance Coverage”, and together with the Automobile Lease Documents, Capitalized Cost Documents, Title, Master Lease Agreement, Rate Schedule and Credit File, the “Source Documents” relating to the Sample Contracts (as defined in Attachment A)),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Tape, which are listed in Attachment A,
d.	The list of additional automobile lease procedures (the "Additional Automobile Lease Procedures"), which are listed on Exhibit 2 to Attachment A,
e.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Tape, the Source Documents, the Sample Characteristics, the Additional Automobile Lease Procedures and the determination of the instructions, assumptions and methodologies that are described herein.   We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or,
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

 /s/ Ernst & Young LLP

16 December 2015

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected 168 contracts from the Provided Data Tape (the “Sample Contracts”) with the reporting entity “033”. For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis or methodology they used to determine the number of Sample Contracts they instructed us to select from the Provided Data Tape.

2.
For each Sample Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Provided Data Tape, to the corresponding information located on the Source Documents.  The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.
As instructed by the Sponsor, on behalf of the Issuer, for each of the Sample Contracts, we performed the Additional Automobile Lease Procedures listed on Exhibit 2 to Attachment A using the corresponding information located on the Source Documents. The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibits 3, 4 and 5 to Attachment A, all such compared information was in agreement.  Additionally, as part of our procedures, we have:

a.	Attached as Exhibit 4, a listing noting Title Holders and Lien Holders we observed as shown on the Title for each Sample Contract.
b.	Attached as Exhibit 5, a listing noting the entity that is identified as the certificate holder as shown on the Certificate of Insurance Coverage (the “Certificate Holder”).

Exhibit 1 to Attachment A

Sample Characteristics – Data Tape

Sample Characteristics	Source Documents	Notes
Unit number	Automobile Lease Documents
Fleet number	Automobile Lease Documents
Vehicle make	Automobile Lease Documents
Vehicle model	Automobile Lease Documents
Vehicle type	Automobile Lease Documents
Lease term	Automobile Lease Documents
Vehicle index rate	Automobile Lease Documents, Rate Schedule	1
Vehicle spread rate	Automobile Lease Documents, Rate Schedule	1
Fixed benchmark rate	Automobile Lease Documents, Rate Schedule	2
Fixed spread rate	Automobile Lease Documents, Rate Schedule	2
Vehicle capitalized cost	Automobile Lease Documents, Capitalized Cost Documents
In-service date	Automobile Lease Documents
Current book value as of the Cut-off Date	Automobile Lease Documents

Notes:

1.	This Sample Characteristic applies only to floating rate contracts.
2.	This Sample Characteristic applies only to fixed rate contracts.

Exhibit 2 to Attachment A

Additional Automobile Lease Procedures

Additional Automobile Lease Procedures	Source Documents	Notes
Observe whether (i) the title owner is Gelco Corporation, Gelco Corporation LSR, Gelco Fleet Trust, Gelco Fleet Trust LSR or GE Capital Commercial, Inc. and (ii) ) the lien holder is General Electric Capital Corporation, GE Title Agent, LLC, GE Capital Bank, or Gelco Corporation.
Title
Observe whether a signature or e-signature is on the Master Lease Agreement by an authorized representative of Gelco Corporation or another applicable subsidiary of the Sponsor	Master Lease Agreement
For each "active lessee", observe whether the Credit File (i) contains an electronic signature approval, and (ii) the expiry date noted on the respective form has not expired as of the Cut-off Date	Credit File
Observe the Certificate of Insurance Coverage for the Certificate Holder and detail the entity identified in a listing in Exhibit 5	Certificate of Insurance Coverage

Exhibit 3 to Attachment A

Sample Characteristic Differences – Data Tape

Log number	Sample Characteristic	Provided Data Tape value	Source Document value	Notes
9434140	Fixed Spread Rate	0.0265	0.0165
9311439	Fixed Benchmark Rate	0	0.015
8920963	Vehicle Index Rate	0	0.00544
9434140	Fixed Benchmark Rate	0	0.0136

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes

7606309	4792	[Redacted]	Gelco Corporation	GE Capital Corporation
7919065	4792	[Redacted]	Gelco Corporation	GE Capital Corporation
8014831	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8035356	5792	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8036013	5792	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8036642	5792	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8212559	7012	[Redacted]	Gelco Corporation	GE Capital Corporation
8367096	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8388961	312116	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8411280	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8411562	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8441491	9089	[Redacted]	Gelco Corporation	GE Capital Corporation
8449428	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8471849	101359	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8484513	6976	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8517210	103754	[Redacted]	Gelco Corporation	GE Capital Corporation
8519654	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8536243	3762	[Redacted]	Gelco Corporation	GE Capital Corporation
8555683	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8573123	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
8586948	5751	[Redacted]	Gelco Corporation	GE Capital Corporation
8600287	5630	[Redacted]	Gelco Corporation	GE Capital Corporation
8620469	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8629567	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8641748	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
8654191	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
8658705	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
8666500	5630	[Redacted]	Gelco Corporation	GE Capital Corporation
8678020	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
8688721	73567	[Redacted]	Gelco Corporation	GE Capital Corporation
8706424	3703	[Redacted]	Note 1	Gelco Corporation	1
8712844	103754	[Redacted]	Gelco Corporation	GE Capital Corporation
8722123	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8723568	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8727240	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
8733539	4905	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8738498	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8743938	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
8755407	5754	[Redacted]	GE Capital Commercial Inc	Note 2	2
8766833	288	[Redacted]	Gelco Corporation	GE Capital Corporation
8771930	1838	[Redacted]	Gelco Corporation	GE Capital Corporation
8781711	800001	[Redacted]	Gelco Corporation	GE Capital Corporation
8785382	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
8796453	309198	[Redacted]	Gelco Corporation	GE Capital Corporation
8798617	5754	[Redacted]	GE Capital Commercial Inc LSR	Note 2	2
8800846	6403	[Redacted]	Gelco Corporation	GE Capital Corporation
8812571	4472	[Redacted]	Gelco Corporation	GE Capital Corporation
8814658	123754	[Redacted]	Gelco Corporation	GE Capital Corporation

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes

8821845	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8832306	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
8838790	24179	[Redacted]	Gelco Corporation	GE Capital Corporation
8844035	5754	[Redacted]	GE Capital Commercial Inc	Note 2	2
8848998	4750	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8852912	5754	[Redacted]	Gelco Corporation	Note 2	2
8854914	72407	[Redacted]	Note 1	Gelco Corporation DBA GE Fleet Services	1
8857320	5754	[Redacted]	Gelco Corporation	Note 2	2
8860528	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8865344	5754	[Redacted]	GE Capital Commercial Inc	Note 2	2
8879841	100839	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8891386	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8896174	5801	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
8898674	94594	[Redacted]	Gelco Corporation	GE Capital Corporation
8901643	5907	[Redacted]	Gelco Corporation	GE Capital Corporation
8918800	4911	[Redacted]	Gelco Corporation	GE Capital Corporation
8923380	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
8993116	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
9009417	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9016499	800035	[Redacted]	Gelco Corporation	GE Capital Corporation
9019079	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9023393	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9029571	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
9031193	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
9032924	5782	[Redacted]	Gelco Corporation	GE Capital Corporation
9035830	101689	[Redacted]	Gelco Corporation	GE Capital Corporation
9040239	2728	[Redacted]	Gelco Corporation	GE Capital Corporation
9042077	5907	[Redacted]	GE Capital Corp	Gelco Corporation
9044863	123025	[Redacted]	Gelco Corporation	GE Capital Corporation
9049101	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9070061	146	[Redacted]	Gelco Corporation	GE Capital Corporation
9078530	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9085173	7236	[Redacted]	Gelco Corporation	GE Capital Corporation
9092630	100279	[Redacted]	Gelco Corporation	GE Capital Corporation
9097613	6031	[Redacted]	Gelco Corporation	GE Capital Corporation
9102585	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9105268	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9109710	6031	[Redacted]	Gelco Corporation	GE Capital Corporation
9127468	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9128389	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9128986	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9130090	308261	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
9138356	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9150317	6403	[Redacted]	Gelco Corporation	GE Capital Corporation
9152358	116710	[Redacted]	Gelco Corporation	GE Capital Corporation
9153193	6403	[Redacted]	Gelco Corporation	GE Capital Corporation
9155079	6031	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
9161429	6341	[Redacted]	Gelco Corporation LSR	GE Capital Corporation
9164222	2292	[Redacted]	Gelco Corporation	GE Capital Corporation

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes

9165856	6031	[Redacted]	Gelco Corporation	GE Capital Corporation
9167690	313670	[Redacted]	Gelco Corporation	GE Capital Corporation
9174197	5907	[Redacted]	Gelco Corporation	GE Capital Corporation
9311439	300192	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9182082	4367	[Redacted]	Gelco Corporation	GE Capital Corporation
9191182	3762	[Redacted]	Gelco Corporation	GE Capital Corporation
9193500	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
9195824	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9197739	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9204671	72082	[Redacted]	Gelco Corporation	GE Capital Corporation
9207094	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
9209764	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9212173	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
9214313	6251	[Redacted]	Gelco Corporation	GE Capital Corporation
9217212	101821	[Redacted]	Gelco Corporation	Gelco Corporation
9219784	6251	[Redacted]	Gelco Corporation	GE Capital Corporation
9220756	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9222398	4367	[Redacted]	Gelco Corporation	GE Capital Corporation
9228477	4300	[Redacted]	Gelco Corporation	GE Capital Corporation
9238360	116710	[Redacted]	Gelco Corporation	GE Capital Corporation
9241413	8384	[Redacted]	Gelco Corporation	GE Capital Corporation
9242279	116710	[Redacted]	Gelco Corporation	GE Capital Corporation
9243037	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9244254	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
9246778	226993	[Redacted]	Gelco Corporation	GE Capital Corporation
9255095	4905	[Redacted]	Gelco Corporation	GE Capital Corporation
9257206	4905	[Redacted]	Gelco Corporation	GE Capital Corporation
9260332	308261	[Redacted]	Gelco Corporation	GE Capital Corporation
9270198	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9271676	6031	[Redacted]	Gelco Corporation	GE Capital Corporation
9280658	72407	[Redacted]	Gelco Corporation	GE Capital Corporation
9284517	5393	[Redacted]	Gelco Corporation	GE Capital Corporation
9291915	301893	[Redacted]	Gelco Corporation	GE Capital Corporation
9298194	4426	[Redacted]	Gelco Corporation	GE Capital Corporation
9302593	1838	[Redacted]	Gelco Corporation	GE Capital Corporation
9305587	5754	[Redacted]	GE Capital Commercial Inc	Note 2	2
9434140	309198	[Redacted]	Gelco Corporation	GE Capital Corporation
9312966	1308	[Redacted]	Gelco Corporation	GE Capital Corporation
9316118	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9319471	7680	[Redacted]	Gelco Corporation	GE Capital Corporation
9320492	2292	[Redacted]	Gelco Corporation	GE Capital Corporation
9322887	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9325702	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
9332674	3703	[Redacted]	Gelco Corporation	GE Capital Corporation
9335725	7236	[Redacted]	Gelco Corporation	GE Capital Corporation
9346373	288	[Redacted]	Gelco Corporation	GE Capital Corporation
9365619	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9379811	100279	[Redacted]	Gelco Corporation	GE Capital Corporation
9383465	314202	[Redacted]	Gelco Corporation	GE Capital Corporation
9384776	2292	[Redacted]	Gelco Corporation	GE Capital Corporation

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes

9391501	8384	[Redacted]	Gelco Corporation	GE Capital Corporation
9398419	306984	[Redacted]	Gelco Corporation	GE Capital Corporation
9400181	5554	[Redacted]	Gelco Corporation	Note 2	2
9402433	508123	[Redacted]	Gelco Corporation	GE Capital Corporation
9408300	102204	[Redacted]	Gelco Corporation	GE Capital Corporation
9413095	7325	[Redacted]	Gelco Corporation	GE Capital Corporation
9416219	7641	[Redacted]	Gelco Corporation	GE Capital Corporation
9427002	7325	[Redacted]	Gelco Corporation	GE Capital Corporation
9431618	1838	[Redacted]	Gelco Corporation	GE Capital Corporation
8920963	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9439815	250299	[Redacted]	Gelco Corporation	GE Capital Corporation
9443261	1838	[Redacted]	Gelco Corporation	GE Capital Corporation
9451058	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9456433	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
9468144	250299	[Redacted]	Gelco Corporation	GE Capital Corporation
9009445	5554	[Redacted]	Gelco Corporation	GE Capital Corporation
8991492	100845	[Redacted]	Gelco Corporation	GE Capital Corporation
9079360	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
8702758	5754	[Redacted]	GE Capital Commercial Inc	Note 2	2
8657389	3159	[Redacted]	Gelco Corporation	GE Capital Corporation
9091378	3662	[Redacted]	Gelco Corporation	GE Capital Corporation

Notes

1.	We were instructed by the Sponsor, on behalf of the Issuer, to use UCC Financing Schedules for assets that are considered non-titled equipment (e.g. forklifts or freightliners).
2.	We noted that the titles for these units do not have lienholders.

Exhibit 5 to Attachment A

Listing of Certificate of Insurance Holders

Log Number	Client Number	Lessee	Certificate Holder

7606309	4792	[Redacted]	Gelco Corporation dba Fleet Services
7919065	4792	[Redacted]	Gelco Corporation dba Fleet Services
8014831	3703	[Redacted]	Gelco Corporation dba Fleet Services
8035356	5792	[Redacted]	Gelco Corporation dba Fleet Services
8036013	5792	[Redacted]	Gelco Corporation dba Fleet Services
8036642	5792	[Redacted]	Gelco Corporation dba Fleet Services
8212559	7012	[Redacted]	Gelco Corporation dba Fleet Services
8367096	3703	[Redacted]	Gelco Corporation dba Fleet Services
8388961	312116	[Redacted]	Gelco Corporation dba Fleet Services
8411280	3703	[Redacted]	Gelco Corporation dba Fleet Services
8411562	3703	[Redacted]	Gelco Corporation dba Fleet Services
8441491	8149	[Redacted]	Gelco Corporation dba Fleet Services
8449428	3703	[Redacted]	Gelco Corporation dba Fleet Services
8471849	101359	[Redacted]	Gelco Corporation dba Fleet Services
8484513	6976	[Redacted]	Gelco Corporation dba Fleet Services
8517210	103754	[Redacted]	Gelco Corporation dba Fleet Services
8519654	3703	[Redacted]	Gelco Corporation dba Fleet Services
8536243	3762	[Redacted]	Gelco Corporation dba Fleet Services
8555683	3703	[Redacted]	Gelco Corporation dba Fleet Services
8573123	5724	[Redacted]	Gelco Corporation dba Fleet Services
8586948	5751	[Redacted]	Gelco Corporation dba Fleet Services
8600287	5630	[Redacted]	Gelco Corporation dba Fleet Services
8620469	2344	[Redacted]	Gelco Corporation dba Fleet Services
8629567	3062	[Redacted]	Gelco Corporation dba Fleet Services
8641748	5782	[Redacted]	Gelco Corporation dba Fleet Services
8654191	5724	[Redacted]	Gelco Corporation dba Fleet Services
8658705	5724	[Redacted]	Gelco Corporation dba Fleet Services
8666500	5631	[Redacted]	Gelco Corporation dba Fleet Services
8678020	5782	[Redacted]	Gelco Corporation dba Fleet Services
8688721	73567	[Redacted]	Gelco Corporation dba Fleet Services
8706424	3703	[Redacted]	Gelco Corporation dba Fleet Services
8712844	103754	[Redacted]	Gelco Corporation dba Fleet Services
8722123	2344	[Redacted]	Gelco Corporation dba Fleet Services
8723568	7992	[Redacted]	Gelco Corporation dba Fleet Services
8727240	3703	[Redacted]	Gelco Corporation dba Fleet Services
8733539	4905	[Redacted]	Gelco Corporation dba Fleet Services
8738498	3059	[Redacted]	Gelco Corporation dba Fleet Services
8743938	7372	[Redacted]	Gelco Corporation dba Fleet Services
8755407	5754	[Redacted]	Gelco Corporation dba Fleet Services
8766833	288	[Redacted]	Gelco Corporation dba Fleet Services
8771930	1838	[Redacted]	Gelco Corporation dba Fleet Services
8781711	800001	[Redacted]	Gelco Corporation dba Fleet Services
8785382	4669	[Redacted]	Gelco Corporation dba Fleet Services
8796453	315011	[Redacted]	Gelco Corporation dba Fleet Services
8798617	5764	[Redacted]	Gelco Corporation dba Fleet Services
8800846	6403	[Redacted]	Gelco Corporation dba Fleet Services
8812571	4472	[Redacted]	Gelco Corporation dba Fleet Services
8814658	123754	[Redacted]	Gelco Corporation dba Fleet Services
8821845	2344	[Redacted]	Gelco Corporation dba Fleet Services
8832306	2292	[Redacted]	Gelco Corporation dba Fleet Services
8838790	24179	[Redacted]	Gelco Corporation dba Fleet Services
8844035	5754	[Redacted]	Gelco Corporation dba Fleet Services

Exhibit 5 to Attachment A

Log Number	Client Number	Lessee	Certificate Holder
8848998	916	[Redacted]	Gelco Corporation dba Fleet Services
8852912	5764	[Redacted]	Gelco Corporation dba Fleet Services
8854914	72407	[Redacted]	Gelco Corporation dba Fleet Services
8857320	5764	[Redacted]	Gelco Corporation dba Fleet Services
8860528	3422	[Redacted]	Gelco Corporation dba Fleet Services
8865344	5754	[Redacted]	Gelco Corporation dba Fleet Services
8879841	100839	[Redacted]	Gelco Corporation dba Fleet Services
8891386	3422	[Redacted]	Gelco Corporation dba Fleet Services
8896174	5801	[Redacted]	Gelco Corporation dba Fleet Services
8898674	94594	[Redacted]	Gelco Corporation dba Fleet Services
8901643	5907	[Redacted]	Gelco Corporation dba Fleet Services
8918800	4911	[Redacted]	Gelco Corporation dba Fleet Services
8923380	5782	[Redacted]	Gelco Corporation dba Fleet Services
8993116	5782	[Redacted]	Gelco Corporation dba Fleet Services
9009417	3059	[Redacted]	Gelco Corporation dba Fleet Services
9016499	800035	[Redacted]	Gelco Corporation dba Fleet Services
9019079	1781	[Redacted]	Gelco Corporation dba Fleet Services
9023393	3066	[Redacted]	Gelco Corporation dba Fleet Services
9029571	4684	[Redacted]	Gelco Corporation dba Fleet Services
9031193	5782	[Redacted]	Gelco Corporation dba Fleet Services
9032924	5782	[Redacted]	Gelco Corporation dba Fleet Services
9035830	101689	[Redacted]	Gelco Corporation dba Fleet Services
9040239	3998	[Redacted]	Gelco Corporation dba Fleet Services
9042077	5907	[Redacted]	Gelco Corporation dba Fleet Services
9044863	123026	[Redacted]	Gelco Corporation dba Fleet Services
9049101	5778	[Redacted]	Gelco Corporation dba Fleet Services
9070061	146	[Redacted]	Gelco Corporation dba Fleet Services
9078530	3943	[Redacted]	Gelco Corporation dba Fleet Services
9085173	7236	[Redacted]	Gelco Corporation dba Fleet Services
9092630	100279	[Redacted]	Gelco Corporation dba Fleet Services
9097613	6031	[Redacted]	Gelco Corporation dba Fleet Services
9102585	3066	[Redacted]	Gelco Corporation dba Fleet Services
9105268	5724	[Redacted]	Gelco Corporation dba Fleet Services
9109710	6031	[Redacted]	Gelco Corporation dba Fleet Services
9127468	5778	[Redacted]	Gelco Corporation dba Fleet Services
9128389	5724	[Redacted]	Gelco Corporation dba Fleet Services
9128986	5724	[Redacted]	Gelco Corporation dba Fleet Services
9130090	308261	[Redacted]	Gelco Corporation dba Fleet Services
9138356	2344	[Redacted]	Gelco Corporation dba Fleet Services
9150317	6403	[Redacted]	Gelco Corporation dba Fleet Services
9152358	116710	[Redacted]	Gelco Corporation dba Fleet Services
9153193	6403	[Redacted]	Gelco Corporation dba Fleet Services
9155079	6031	[Redacted]	Gelco Corporation dba Fleet Services
9161429	6341	[Redacted]	Gelco Corporation dba Fleet Services
9164222	7372	[Redacted]	Gelco Corporation dba Fleet Services
9165856	6031	[Redacted]	Gelco Corporation dba Fleet Services
9167690	313670	[Redacted]	Gelco Corporation dba Fleet Services
9174197	5907	[Redacted]	Gelco Corporation dba Fleet Services
9311439	300192	[Redacted]	Gelco Corporation dba Fleet Services
9182082	4367	[Redacted]	Gelco Corporation dba Fleet Services
9191182	3762	[Redacted]	Gelco Corporation dba Fleet Services
9193500	7372	[Redacted]	Gelco Corporation dba Fleet Services
9195824	3943	[Redacted]	Gelco Corporation dba Fleet Services
9197739	3066	[Redacted]	Gelco Corporation dba Fleet Services

Exhibit 5 to Attachment A

Log Number	Client Number	Lessee	Certificate Holder
9204671	72082	[Redacted]	Gelco Corporation dba Fleet Services
9207094	4679	[Redacted]	Gelco Corporation dba Fleet Services
9209764	3703	[Redacted]	Gelco Corporation dba Fleet Services
9212173	3703	[Redacted]	Gelco Corporation dba Fleet Services
9214313	6251	[Redacted]	Gelco Corporation dba Fleet Services
9217212	101821	[Redacted]	Gelco Corporation dba Fleet Services
9219784	6251	[Redacted]	Gelco Corporation dba Fleet Services
9220756	3066	[Redacted]	Gelco Corporation dba Fleet Services
9222398	4367	[Redacted]	Gelco Corporation dba Fleet Services
9228477	4765	[Redacted]	Gelco Corporation dba Fleet Services
9238360	116710	[Redacted]	Gelco Corporation dba Fleet Services
9241413	8384	[Redacted]	Gelco Corporation dba Fleet Services
9242279	116710	[Redacted]	Gelco Corporation dba Fleet Services
9243037	2344	[Redacted]	Gelco Corporation dba Fleet Services
9244254	3703	[Redacted]	Gelco Corporation dba Fleet Services
9246778	226993	[Redacted]	Gelco Corporation dba Fleet Services
9255095	4905	[Redacted]	Gelco Corporation dba Fleet Services
9257206	4905	[Redacted]	Gelco Corporation dba Fleet Services
9260332	308261	[Redacted]	Gelco Corporation dba Fleet Services
9270198	3943	[Redacted]	Gelco Corporation dba Fleet Services
9271676	6031	[Redacted]	Gelco Corporation dba Fleet Services
9280658	72407	[Redacted]	Gelco Corporation dba Fleet Services
9284517	5393	[Redacted]	Gelco Corporation dba Fleet Services
9291915	301893	[Redacted]	Gelco Corporation dba Fleet Services
9298194	4426	[Redacted]	Gelco Corporation dba Fleet Services
9302593	1838	[Redacted]	Gelco Corporation dba Fleet Services
9305587	5754	[Redacted]	Gelco Corporation dba Fleet Services
9434140	315011	[Redacted]	Gelco Corporation dba Fleet Services
9312966	1308	[Redacted]	Gelco Corporation dba Fleet Services
9316118	3943	[Redacted]	Gelco Corporation dba Fleet Services
9319471	7680	[Redacted]	Gelco Corporation dba Fleet Services
9320492	4672	[Redacted]	Gelco Corporation dba Fleet Services
9322887	3066	[Redacted]	Gelco Corporation dba Fleet Services
9325702	3703	[Redacted]	Gelco Corporation dba Fleet Services
9332674	3703	[Redacted]	Gelco Corporation dba Fleet Services
9335725	7236	[Redacted]	Gelco Corporation dba Fleet Services
9346373	288	[Redacted]	Gelco Corporation dba Fleet Services
9365619	5778	[Redacted]	Gelco Corporation dba Fleet Services
9379811	100279	[Redacted]	Gelco Corporation dba Fleet Services
9383465	314202	[Redacted]	Gelco Corporation dba Fleet Services
9384776	4652	[Redacted]	Gelco Corporation dba Fleet Services
9391501	8384	[Redacted]	Gelco Corporation dba Fleet Services
9398419	306984	[Redacted]	Gelco Corporation dba Fleet Services
9400181	1781	[Redacted]	Gelco Corporation dba Fleet Services
9402433	508123	[Redacted]	Gelco Corporation dba Fleet Services
9408300	102204	[Redacted]	Gelco Corporation dba Fleet Services
9413095	7325	[Redacted]	Gelco Corporation dba Fleet Services
9416219	7641	[Redacted]	Gelco Corporation dba Fleet Services
9427002	7325	[Redacted]	Gelco Corporation dba Fleet Services
9431618	1838	[Redacted]	Gelco Corporation dba Fleet Services
8920963	3066	[Redacted]	Gelco Corporation dba Fleet Services
9439815	250299	[Redacted]	Gelco Corporation dba Fleet Services
9443261	1838	[Redacted]	Gelco Corporation dba Fleet Services
9451058	2344	[Redacted]	Gelco Corporation dba Fleet Services

Exhibit 5 to Attachment A

Log Number	Client Number	Lessee	Certificate Holder
9456433	3422	[Redacted]	Gelco Corporation dba Fleet Services
9468144	250299	[Redacted]	Gelco Corporation dba Fleet Services
9009445	5554	[Redacted]	Gelco Corporation dba Fleet Services
8991492	100845	[Redacted]	Gelco Corporation dba Fleet Services
9079360	3159	[Redacted]	Gelco Corporation dba Fleet Services
8702758	5754	[Redacted]	Gelco Corporation dba Fleet Services
8657389	3159	[Redacted]	Gelco Corporation dba Fleet Services
9091378	3662	[Redacted]	GE Capital Corporation